Statements of Assets and Liabilities (USD $)	3 Months Ended
	Jun. 30, 2012		Dec. 31, 2011
Cash and cash equivalents at broker	$ 1,019,879		$ 662,202
Net unrealized gain (loss) on open futures contracts	(121,231)		113,800
Total equity in broker trading accounts	898,648		776,002
U.S. Treasury Bills	2,499,934	[1]	3,999,691	[1]
Cash and cash equivalents	631,127		1,012,647
Prepaid expenses	3,925		7,850
Total assets	4,033,634		5,796,190
Liabilities
Partner redemptions payable	6,674		497,919
Accrued commissions payable to related parties	39,960		10,569
Other accrued liabilities	15,621		14,045
Total liabilities	62,255		522,533
Net assets	3,971,379		5,273,657
Analysis of net assets
Limited partners	3,971,379		5,273,657
Net assets	$ 3,971,379	[2]	$ 5,273,657	[2]
Partnership units outstanding
Limited partners units outstanding	1,410.21		1,637.79
Total partnership units outstanding	1,410.21		1,637.79

[1]	Cost $2,999,463 and $3,986,110, respectively
[2]	Equivalent to $2,816.16 and $3,219.98 per unit, respectively